Long-Term Incentive Plan (Weighted-Average Grant Date Fair Values) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
2010 Awards [Member] | Equity Method [Member] | Performance-Based Awards [Member]
Long Term Incentive Plan [Line Items]
Units granted during 2012	326,260
Weighted-Average Grant Date Fair Value	$ 17.53
2010 Awards [Member] | Equity Method [Member] | Retention Awards [Member]
Long Term Incentive Plan [Line Items]
Units granted during 2012	85,958
Weighted-Average Grant Date Fair Value	$ 17.47
2010 Awards [Member] | Liability Method [Member] | Performance-Based Awards [Member]
Long Term Incentive Plan [Line Items]
Units granted during 2012	81,566
Weighted-Average Grant Date Fair Value	$ 25.43
2011 Awards [Member] | Equity Method [Member] | Performance-Based Awards [Member]
Long Term Incentive Plan [Line Items]
Units granted during 2012	281,180
Weighted-Average Grant Date Fair Value	$ 28.52
2011 Awards [Member] | Equity Method [Member] | Retention Awards [Member]
Long Term Incentive Plan [Line Items]
Units granted during 2012	59,880
Weighted-Average Grant Date Fair Value	$ 23.96
2011 Awards [Member] | Liability Method [Member] | Performance-Based Awards [Member]
Long Term Incentive Plan [Line Items]
Units granted during 2012	70,296
Weighted-Average Grant Date Fair Value	$ 34.32
2012 Awards [Member]
Long Term Incentive Plan [Line Items]
Units granted during 2012	274,806
Weighted-Average Grant Date Fair Value	$ 33.50
2012 Awards [Member] | Equity Method [Member] | Performance-Based Awards [Member]
Long Term Incentive Plan [Line Items]
Units granted during 2012	214,232
Weighted-Average Grant Date Fair Value	$ 33.57
2012 Awards [Member] | Equity Method [Member] | Retention Awards [Member]
Long Term Incentive Plan [Line Items]
Units granted during 2012	7,016
Weighted-Average Grant Date Fair Value	$ 30.54
2012 Awards [Member] | Liability Method [Member] | Performance-Based Awards [Member]
Long Term Incentive Plan [Line Items]
Units granted during 2012	53,558
Weighted-Average Grant Date Fair Value	$ 33.57